Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 26,940,000	$ 26,170,000
Stock options and warrants	1,870,000	2,590,000
Other temporary differences	(130,000)	(130,000)
Total deferred tax assets	28,680,000	28,630,000
Valuation allowance for deferred tax assets	(28,680,000)	(28,630,000)
Net deferred tax assets